Provisions - Schedule of Estimation of Retirement Indemnity to Employee (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
% social security contributions	45.00%	45.00%	45.00%
Salary increases	3.50%	3.50%	3.50%
Discount rate	0.68%	1.00%	1.75%
Terms of retirement	Voluntary retirement	Voluntary retirement	Voluntary retirement
Retirement age	65 years	65 years	65 years